Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Deferred Tax Assets Unpaid Losses And Loss Adjustment Expense		$ 671	$ 606
Unearned premiums		7,772	5,797
Capital loss carryforward		1	31
Net unrealized losses on investments		118	351
Other		12	26
Total deferred tax assets		8,574	6,811
Valuation allowance		0	0
Net deferred tax assets		8,574	6,811
Deferred Tax Liabilities, Gross [Abstract]
Deferred policy acquisition costs		(5,272)	(9,612)
Excess ceding commissions		(3,971)	(30)
Other		(453)	(402)
Total deferred tax liabilities		(9,696)	(10,044)
Net deferred tax liabilities	$ 0	$ (1,122)	$ (3,233)